SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Restricted cash (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Restricted cash
Restricted cash	¥ 1,008,318	$ 142,019	¥ 399,337	¥ 675,159
ABS Plans and Trust Plan
Restricted cash
Restricted cash	0		16,650
Security Deposit
Restricted cash
Restricted cash	92,122	12,975	144,613
Pledged | Pledged Security
Restricted cash
Restricted cash	¥ 801,800	$ 112,931	¥ 775,692